China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2011
China Contribution Plan and Profit Appropriation [Abstract]
CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
24.	CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

As stipulated by the relevant laws and regulations in the PRC, the Company’s subsidiaries and VIE in the PRC are required to maintain a non-distributable statutory reserve. Appropriations to the statutory reserve are required to be made at not less than 10% of profit after taxes as reported in these entities’ statutory financial statements prepared under PRC GAAP. Once appropriated, these amounts are not available for future distribution to owners or shareholders. Once the statutory reserve is accumulated to 50% of these entities registered capital, these entities can choose not to provide additional reserves. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production and an increase in the registered capital of these entities. Amounts contributed to the statutory reserve were RMB77,635 and RMB78,478 as of December 31, 2010 and 2011, respectively.

RMB2,576 and RMB843 were appropriated from net income to statutory reserves by Ninetown’s subsidiaries in the PRC for the years ended December 31, 2010 and 2011, respectively.

Relevant PRC Statutory laws and regulations permit payments of dividends by Ninetown’s PRC subsidiaries and VIE only from their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the statutory reserve requires annual appropriations of 10% of after-tax profit to be set as aside prior to the payment of dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries and VIE are restricted in their abilities to transfer funds to the Company in the form of dividends, loans or advances. Total restricted net assets of the Company’s consolidated PRC subsidiaries and VIE were RMB552,883 and RMB553,727 as of December 31, 2010 and 2011, respectively.